Redeemable Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of the Activity of Redeemable Common Stock
The activity of redeemable common stock for the years ended December 31, 2019 and 2020 is as follows (in thousands, except number of shares):

	Redeemable Common Stock
	Shares	Amount
Balance as of December 31, 2018	4,942,017	23,343
Issuances of new common stock	15,783	97
Purchases of common stock	(268,745)	(1,860)
Controlling shareholder - net sales and purchases	(42,893)	(200)
Collection on stock subscription notes receivable	—	212
Measuring date adjustment to current fair value	—	15,026

Balance as of December 31, 2019	4,646,162	36,618
Issuances of new common stock	57,230	499
Purchases of common stock	(713,015)	(9,017)
Controlling shareholder - net sales and purchases	1,681	15
Measuring date adjustment to current fair value	—	18,635
Movement to permanent equity	(3,992,058)	(46,750)

Balance as of December 31, 2020	—	—